Strategic Income Fund	07/01/2013 to 06/30/2014

ICA File Number: 811-22243
Registrant Name: T. Rowe Price Strategic Income Fund, Inc.
Reporting Period: 07/01/2013 - 06/30/2014

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22243

T. Rowe Price Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2013 to 06/30/2014

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Strategic Income Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2014

Strategic Income Fund

CLOVERIE VARIABLE NOTES DUE JULY 24, 2039 Meeting Date: JUL 11, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: B3Z1K86
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent granted to the amendment with respect to the notes.	Management	N/A	NO

COSAN LUXEMBOURG SA 9.50% NOTES DUE MARCH 14, 2018 Meeting Date: JUN 09, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 22112E9C4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent.	Management	N/A	YES

FORESIGHT ENERGY LLC 9.625% 144A NOTES DUE AUGUST 15, 2017 Meeting Date: AUG 20, 2013 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: B4W3WP3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and consent prior to the early tender deadline.	Management	N/A	YES

GENERAL CABLE CORP 5.75% NOTES DUE OCTOBER 1, 2022 Meeting Date: NOV 05, 2013 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: B86PML9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments to receive a payment of 2.50 USD per 1,000 P/A.	Management	N/A	NO

KAISA GROUP HOLDINGS LTD 10.25% NOTES DUE JANUARY 08, 2020 Meeting Date: JUN 11, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 48300T9C8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent.	Management	N/A	YES

PETROLEOS MEXICANOS 3.125% NOTE DUE NOVEMBER 27, 2020 Meeting Date: JUN 05, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 71654Y9D9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments to receive a payment of 1.50 USD per 1,000 P/A for all USD denominated bonds, 1.50 EUR per 1,000 P/A for all EUR denominated bonds.	Management	N/A	YES

PLASTIPAK INC 10.625% NOTES DUE AUGUST 15, 2019 Meeting Date: SEP 24, 2013 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: B3YH513
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and consent to receive a Total Consideration of 1,138.03 USD per 1,000.00 USD P/A. Holders will receive accrued and unpaid interest up to, but excluding, the early settlement date.	Management	N/A	YES

VOTO - VOTORANTIM 5.25% NOTES DUE APRIL 28, 2017 Meeting Date: APR 10, 2014 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 92911H9B5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Receive cash payment of 1.07625 EUR.	Management	N/A	YES

END NPX REPORT